UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2671

                             Scudder Municipal Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  8/31/04
                          ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder High Yield Tax Free Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------

                                                                            Principal
                                                                            Amount ($)            Value ($)
                                                                            ----------------------------------


Municipal Investments 100.0%
Alabama 0.6%
Camden, AL, Industrial Development Board Revenue,
Weyerhaeuser, Series A, 6.125%, 12/1/2024                                       1,000,000           1,070,940
Huntsville, AL, Hospital & Healthcare Revenue,
Health Care Authority, Series A, 5.75%, 6/1/2031                                3,700,000           3,834,088
                                                                                                  ------------
                                                                                                    4,905,028

Alaska 1.3%
Anchorage, AK, State GO, 5.5%, 7/1/2018 (a)                                     2,680,000           3,016,367
North Slope Borough, AK, Other GO, Series B,
Zero Coupon, 6/30/2005 (a)                                                      7,600,000           7,511,004
                                                                                                  ------------
                                                                                                   10,527,371

Arizona 0.5%
Arizona, Water & Sewer Revenue, Water Infrastructure
Finance Authority, Series A, Prerefunded,
5.375%, 10/1/2013                                                               3,625,000           4,132,174

California 17.5%
California, Electric Revenue, Department of Water
Resources and Power Supply, Series A,
5.875%, 5/1/2016                                                                4,500,000           5,130,090
California, Electric Revenue, Department Water
Supply, Inverse Floater, Series 309,
9.378%*, 5/1/2018 (a)                                                           1,875,000           2,259,619
California, General Obligation, Economic Recovery,
Inverse Floater, Series 926, 8.856%, 7/1/2015                                   2,900,000           3,624,507
California, Multi Family Housing Revenue, Communities
Development Authority Revenue, East Valley Tourist,
Series A, 9.25%, 10/1/2020                                                      4,000,000           4,374,680
California, Public Works Board, Lease Revenue,
Department of Mental Health, Series A,
5.5%, 6/1/2020                                                                  4,000,000           4,340,560
California, Special Assessment Revenue,
Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038                                                     15,110,000          15,646,858
Series 2003-A-1, 6.75%, 6/1/2039                                               17,750,000          16,594,475
California, State GO:
5.0%, 2/1/2020                                                                 11,105,000          11,696,896
5.25%, 2/1/2019                                                                 8,000,000           8,634,560
California, State Public Works Board, Lease Revenue,
Department of Corrections, Series C, 5.5%, 6/1/2019                             3,825,000           4,155,251
Foothill, CA, Eastern Corridor Agency, Series A,
ETM, Step-up coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2010                         7,000,000           8,247,890
Foothill, CA, Transportation/Tolls Revenue,
Eastern Corridor Agency:
Series A, Prerefunded, Step-up Coupon, 0% to
1/1/2005, 7.1% to 1/1/2011                                                      4,415,000           5,287,713
Series A, Prerefunded, Step-up Coupon, 0% to
1/1/2005, 7.1% to 1/1/2012                                                      6,000,000           7,186,020
Series A, Prerefunded, Step-up Coupon, 0% to
1/1/2005, 7.1% to 1/1/2014                                                      2,875,000           3,449,885
Long Beach, CA, Sales & Special Tax Revenue,
Aquarium of the Pacific Project, Series A,
Prerefunded, 6.1%, 7/1/2010                                                     4,500,000           4,758,210
Los Angeles, CA, Airport Revenue, Regional
Airports Improvement Corporation Lease, AMT:
1.32%, 12/1/2025 * (b)                                                          2,000,000           2,000,000
Series C, 7.5%, 12/1/2024                                                       6,035,000           5,205,067
Millbrae, CA, Senior Care Revenue, Magnolia of
Millbrae Project, AMT, Series A, 7.375%, 9/1/2027                                 960,000             978,048
Sacramento, CA, Project Revenue, City Financing
Authority, Convention Center Hotel, Series A,
6.25%, 1/1/2030                                                                 4,000,000           4,034,920
San Joaquin Hills, CA, Transportation Corridor Agency:
Prerefunded, 7.6%, 1/1/2011                                                     5,000,000           5,980,200
Prerefunded, 7.65%, 1/1/2012                                                   15,000,000          17,964,750
Prerefunded, 7.65%, 1/1/2013                                                    4,000,000           4,790,600
                                                                                                  ------------
                                                                                                  146,340,799

Colorado 3.3%
Colorado, Hospital & Healthcare Revenue, Health
Facilities Authority, Hospital-Portercare Adventist
Health, 6.625%, 11/15/2026                                                      2,000,000           2,201,560
Colorado, Transportation/Tolls Revenue, Northwest
Parkway Public Highway Authority, Series D,
7.125%, 6/15/2041                                                               8,000,000           8,494,640
Denver, CO, Airport Revenue, AMT, Series D,
7.75%, 11/15/2013                                                               9,775,000          11,948,373
Denver, CO, Sales & Special Tax Revenue, Urban
Renewal Authority, AMT, 7.75%, 9/1/2016                                         2,500,000           2,646,450
Montrose, CO, Memorial Hospital Revenue,
6.375%, 12/1/2023                                                               2,355,000           2,486,433
                                                                                                  ------------
                                                                                                   27,777,456

Connecticut 1.7%
Mashantucket, CT, Project Revenue, Western
Pequot Tribe:
Series B, Zero Coupon, 9/1/2010                                                 2,000,000           1,554,800
Series B, Zero Coupon, 9/1/2011                                                 2,000,000           1,467,400
Series B, Zero Coupon, 9/1/2012                                                 2,000,000           1,382,960
Series B, Zero Coupon, 9/1/2013                                                 2,000,000           1,296,720
Series B, Zero Coupon, 9/1/2014                                                 2,000,000           1,219,360
Mashantucket, CT, Sports, Expo & Entertainment
Revenue, Western Pequot Tribe:
Series B, 144A, 5.7%, 9/1/2012                                                  1,000,000           1,071,110
Series A, Prerefunded 144A, 6.4%, 9/1/2011                                      1,490,000           1,667,802
Series A, 144A, 6.4%, 9/1/2011                                                  1,510,000           1,619,762
Mohegan Tribe, CT, Gaming Authority, Priority
Distribution, 5.25%, 1/1/2033                                                   3,000,000           2,948,520
                                                                                                  ------------
                                                                                                   14,228,434

Delaware 0.2%
Delaware, Industrial Development Revenue,
6.375%, 5/1/2027                                                                2,000,000           2,035,720

District of Columbia 0.9%
District of Columbia, Water & Sewer Revenue,
Water and Sewer Authority, Inverse Floater, Rites:
10.419%, 10/1/2014 **(a)                                                        4,220,000           5,860,736
10.438%, 10/1/2016 **(a)                                                        1,155,000           1,632,442
                                                                                                  ------------
                                                                                                    7,493,178

Florida 4.3%
Alachua County, FL, Hospital & Healthcare Revenue,
Health Facilities Authority, Shands Teaching
Hospital, Series A, 1.36%, 12/1/2012 *(b)                                       1,330,000           1,330,000
Bayside, FL, Sales & Special Tax Revenue,
Community Development District, Series A,
6.3%, 5/1/2018                                                                    980,000           1,005,892
Travel Agency, Seminole Tribe Convention, Series A,
10.0%, 10/1/2033                                                                8,000,000           9,580,960
Highlands County, FL, Hospital & Healthcare Revenue,
Adventist Hospital, Series A, 6.0%, 11/15/2031                                  1,000,000           1,067,740
Highlands County, FL, Hospital & Healthcare Revenue,
Health Facilities Authority, Adventist Hospital,
Series D, 5.875%, 11/15/2029                                                    4,000,000           4,247,800
Hillsborough County, FL, Hospital & Healthcare Revenue,
Industrial Development Authority, University community
Hospital Project, Series A, 5.625%, 8/15/2019                                   3,425,000           3,457,298
Hillsborough County, FL, Industrial Development Revenue,
University Community Hospital Project, Series A,
5.625%, 8/15/2023                                                               3,320,000           3,274,250
Indian Trace, FL, Special Assessment Revenue,
Community Development District, Water Management,
Series B, 8.25%, 5/1/2005                                                         345,000             348,974
Lee County, FL, Industrial Development Authority,
Health Care Facilities Revenue, Refinancing &
Improvement, Hope Hospice Project, 1.36%, 10/1/2023 (b)*                        1,400,000           1,400,000
Miami Beach, FL, Health Facilities Authority
Hospital Revenue, Mount Sinai Medical Center,
6.75%, 11/15/2029                                                               6,400,000           6,638,976
Orange County, FL, Education Facilities
Authority Revenue, Rollins College Project,
1.36%, 5/1/2031 *(b)                                                            1,750,000           1,750,000
Palm Beach County, FL, Hospital & Healthcare
Revenue, Health Facilities Authority,
5.125%, 11/15/2029                                                              2,000,000           1,889,100
                                                                                                  ------------
                                                                                                   35,990,990

Georgia 1.8%
Americus-Sumter County, GA, Hospital & Healthcare
Revenue, Hospital Authority, South George Methodist,
Series A, 6.375%, 5/15/2029                                                     3,000,000           2,953,830
Athens-Clarke County, GA, Senior Care Revenue,
Wesley Woods, 6.35%, 10/1/2017                                                  1,450,000           1,330,477
Brunswick & Glynn County, GA, Development
Authority First Mortgage Revenue, Coastal
Community Retirement, Series A, 7.25%, 1/1/2035                                 2,960,000           2,895,709
Burke County, GA, Development Authority Pollution
Control Revenue, Oglethorpe Power Corp.,
Series A, 1.36% , 1/1/2020 *(a)                                                 1,100,000           1,100,000
Coweta County, GA, Senior Care Revenue, Residential
Care Facilities for the Elderly Authority, Wesley Woods,
Series A, 8.25%, 10/1/2026                                                      1,000,000           1,041,180
Georgia, Electric Revenue, Municipal Electric Authority:
Series Z, ETM, 5.5%, 1/1/2012                                                      80,000              89,793
Series Z, 5.5%, 1/1/2012                                                        1,295,000           1,432,153
Rockdale County, GA, Resource Recovery Revenue,
Development Authority, Visy Paper, Inc. Project, AMT,
7.4%, 1/1/2016                                                                  3,745,000           3,865,589
                                                                                                  ------------
                                                                                                   14,708,731

Illinois 1.7%
Chicago, IL, General Obligation, Series A,
5.25%, 1/1/2029 (a)                                                             1,000,000           1,046,880
Hoffman Estates, IL, Sales & Special Tax Revenue,
Tax Increment Revenue, Zero Coupon, 5/15/2006                                   4,000,000           3,790,760
Illinois, Health Facilities Authority Revenue,
Benedict State, Series 2003A-1, 6.9%, 11/15/2033                                3,000,000           3,006,090
Kane County, IL, School District GO,
School District Number 129 Aurora West Side,
Series A, 5.75%, 2/1/2018 (a)                                                   4,370,000           4,985,821
Winnebago County, IL, School District GO, School
District No. 122, Series 3, 6.45%, 6/1/2008 (a)                                 1,500,000           1,709,715
                                                                                                  ------------
                                                                                                   14,539,266

Indiana 0.8%
Indiana, Hospital & Healthcare Revenue, Health
Facilities Finance Authority, Greenwood Village
South Project, 5.625%, 5/15/2028                                                2,000,000           1,761,860
Indiana, Senior Care Revenue, Health Facilities
Finance Authority, Franciscan Eldercare
Community Services, 5.875%, 5/15/2029                                           2,300,000           2,208,943
North Manchester, IN, Senior Care Revenue,
7.25%, 7/1/2033                                                                 3,000,000           3,064,020
                                                                                                  ------------
                                                                                                    7,034,823

Iowa 0.4%
Wapello County, IA, Hospital & Healthcare Revenue,
Ottumwa Regional Health Center Project,
6.375%, 10/1/2031                                                               3,000,000           3,110,850

Kansas 1.9%
Lenexa, KS, Hospital & Healthcare Revenue,
Series C, 6.875%, 5/15/2032                                                     1,750,000           1,848,805
Manhattan, KS, Senior Care Revenue, Meadowlark
Hills Retirement, Series A, 6.5%, 5/15/2028                                     1,000,000           1,002,940
Overland Park, KS, Industrial Development Revenue,
Development Corp., Series A, 7.375%, 1/1/2032                                   8,000,000           8,177,840
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025                                                      1,300,000           1,348,971
Series 3, 5.625%, 11/15/2031                                                    3,750,000           3,891,788
                                                                                                  ------------
                                                                                                   16,270,344

Kentucky 1.1%
Kentucky, Hospital & Healthcare Revenue,
Economic Development Finance Authority, Norton
Healthcare, Inc., Series A, 6.625%, 10/1/2028                                   5,500,000           5,791,775
Kentucky, Transportation/Tolls Revenue, State
Turnpike Authority, Revitalization Project,
Series A, 5.5%, 7/1/2014 (a)                                                    3,210,000           3,708,256
                                                                                                  ------------
                                                                                                    9,500,031

Maryland 2.2%
Anne Arundel County, MD, County GO, National
Business Park Project, Prerefunded, 7.375%, 7/1/2028                            2,000,000           2,491,720
Maryland, Higher Education Revenue, Collegiate
Housing Foundation, Series A, 5.75%, 6/1/2031                                   1,000,000           1,005,170
Maryland, Hospital & Healthcare Revenue, University
of Maryland Medical System, 6.75%, 7/1/2030                                     2,500,000           2,821,325
Maryland, Project Revenue, Economic Development Corp.,
Chesapeake Bay, Series B, 7.625%, 12/1/2022                                    12,000,000          11,881,440
                                                                                                  ------------
                                                                                                   18,199,655

Massachusetts 8.4%
Boston, MA, Industrial Development Finance Authority,
Springhouse Project, Prerefunded, 9.25%, 7/1/2025                               1,350,000           1,461,186
Boston, MA, Industrial Development Revenue, AMT:
6.5%, 9/1/2035                                                                  4,000,000           3,960,520
8.0%, 9/1/2035                                                                  1,000,000           1,032,050
Massachusetts, Electric Revenue, Wholesale
Electrical Co. Power Supply, Series 674,
Inverse Floater, 17.02%, 7/1/2016 **(a)                                         5,392,500           7,696,068
Massachusetts, Health & Educational Facilities
Authority Revenue, Caritas Christi Obligation,
Series B, 6.25%, 7/1/2022                                                       1,750,000           1,834,455
Massachusetts, Health & Educational Facilities
Authority Revenue, Milford-Whitinsville Hospital,
Series D, 6.5%, 7/15/2023                                                       2,685,000           2,826,043
Massachusetts, Hospital & Healthcare Revenue,
Health & Educational Facilities Authority,
Civic Investments, Series A, 9.0%, 12/15/2015                                   4,000,000           4,629,080
Massachusetts, Hospital & Healthcare Revenue,
Health & Educational Facilities Authority, Partners
Healthcare System, Series B, 5.125%, 7/1/2019                                   1,185,000           1,235,256
Massachusetts, Hospital & Healthcare Revenue,
Health & Educational Facilities Authority,
South Shore Hospital:
Series F, 5.625%, 7/1/2019                                                      1,000,000           1,044,630
Series F, 5.75%, 7/1/2029                                                       4,000,000           4,109,800
Massachusetts, Industrial Development Revenue,
Development Finance Agency, Series A, 7.1%, 7/1/2032                            3,960,000           3,833,716
Massachusetts, Project Revenue, Health &
Educational Facilities Authority, Series B,
9.15%, 12/15/2023                                                               2,000,000           2,312,560
Massachusetts, Project Revenue, Health &
Educational Facilities Authority, Jordan Hospital,
Series E, 6.75%, 10/1/2033                                                      7,450,000           7,791,284
Massachusetts, Resource Recovery Revenue,
Industrial Finance Agency, Solid Waste Disposal,
Peabody Monofill Association, Inc., 9.0%, 9/1/2005 (d)                            680,000             685,916
Massachusetts, Senior Care Revenue, Industrial
Finance Agency, Edgewood Retirement Community,
Series A, Prerefunded, 9.0%, 11/15/2025                                         1,000,000           1,107,650
Massachusetts, State GO, 6.0%, 11/1/2010                                       16,000,000          18,625,440
Massachusetts, State GO, Inverse Floater,
Series A, 9.17%, 12/1/2016 **                                                   5,000,000           6,294,700
                                                                                                  ------------
                                                                                                   70,480,354

Michigan 3.6%
Delta County, MI, Pollution Control Revenue,
Economic Development Corp., Series A, 6.25%, 4/15/2027                          5,000,000           5,278,300
Detroit, MI, Sales & Special Tax Revenue,
Downtown Development Authority:
Zero Coupon, 7/1/2011                                                           3,150,000           2,371,950
Zero Coupon, 7/1/2012                                                           3,150,000           2,247,745
Detroit, MI, School District GO:
Series A, 5.5%, 5/1/2016 (a) (c)                                                1,500,000           1,689,375
Series A, 5.5%, 5/1/2018 (a)                                                    1,565,000           1,759,686
Series A, 5.5%, 5/1/2019 (a)                                                    1,200,000           1,345,956
Detroit, MI, Sewer Disposal Revenue, Series B,
1.35%, 7/1/2033 *(a)                                                              560,000             560,000
Kalamazoo, MI, Industrial Development Revenue,
Economic Development Corp., Series A, 7.5%, 5/15/2029                           2,000,000           2,070,500
Kentwood, MI, Industrial Development Revenue,
Economic Development, Series A, 6.0%, 11/15/2032                                1,750,000           1,757,175
Michigan, Higher Education Facilities Authority
Revenue, University of Detroit, 1.36%, 11/1/2017 *(b)                           1,060,000           1,060,000
Michigan, Hospital Finance Authority, Genesys
Health System, Series A, Prerefunded, 7.5%, 10/1/2027                           2,000,000           2,127,880
Michigan, Municipal Bond Authority Revenue,
Inverse Floater, Series 419, 5.0%, 4/1/2012 **                                    500,000           1,232,600
Michigan, Senior Care Revenue, Strategic
Fund Limited, 5.75%, 11/15/2018                                                 1,500,000           1,528,500
Michigan, State Agency (GO) Lease, Building
Authority, Inverse Floater, Series B,
9.432%, 4/15/2009 **                                                            1,145,000           1,437,582
Michigan, University of Michigan Hospital
Revenue, Series A-2, 1.36%, 12/1/2024 *                                         1,195,000           1,195,000
Saginaw, MI, Hospital & Healthcare Revenue,
Hospital Finance Authority, Covenant Medical
Center, Series F, 6.5%, 7/1/2030                                                2,000,000           2,153,440
                                                                                                  ------------
                                                                                                   29,815,689

Minnesota 0.5%
Duluth, MN, Economic Development Authority,
Health Care Facilities Revenue, Benedictine
Health Systems, St. Mary:
5.375%, 2/15/2022                                                               1,000,000           1,028,260
5.5%, 2/15/2023                                                                 1,000,000           1,032,340
Minneapolis & St. Paul, MN, Community Special
Facilities Revenue, Northwest Airlines Project,
Series A, AMT, 7.0%, 4/1/2025                                                   2,000,000           1,665,120
                                                                                                  ------------
                                                                                                    3,725,720

Mississippi 0.2%
Mississippi, Sales & Special Tax Revenue,
Development Bank, Diamond Lakes Utilities,
Series A, 6.25%, 12/1/2017                                                      1,500,000           1,456,875

Missouri 3.5%
Florissant, MO, Industrial Development Revenue,
Desmet Acquisition, Series A, 8.5%, 8/15/2030                                   6,775,000           7,117,205
Florissant, MO, Industrial Development Revenue,
St. Catherine Acquisition, Series B, 9.0%, 8/15/2030                            3,185,000           3,333,421
Kansas City, MO, Industrial Development Authority,
Health Facilities Revenue, First Mortgage,
Bishop Spencer, Series A, 6.5%, 1/1/2035                                        1,000,000           1,008,260
Missouri, Hospital & Healthcare Revenue,
Health and Educational Facilities Authority,
Washington University, Series A, 5.5%, 6/15/2016                                7,600,000           8,861,372
St. Louis, MO, Industrial Development Revenue,
St. Louis Convention, AMT, Series A, 7.25%, 12/15/2035                         10,000,000           8,617,100
                                                                                                  ------------
                                                                                                   28,937,358

Nevada 2.0%
Clark County, NV, County GO, 5.5%, 6/1/2015 (a)                                 5,000,000           5,609,050
Henderson, NV, Hospital & Healthcare Revenue,
Catholic Healthcare West, 5.375%, 7/1/2026                                      5,000,000           4,840,500
Las Vegas, NV, Transportation/Tolls Revenue,
Las Vegas Monorail Project, 7.375%, 1/1/2030                                    6,000,000           6,003,480
                                                                                                  ------------
                                                                                                   16,453,030

New Hampshire 1.2%
New Hampshire, Higher Education Revenue,
Health & Educational Facilities Authority,
New Hampshire College Issue, 7.4%, 1/1/2023                                     2,000,000           2,176,320
New Hampshire, Senior Care Revenue,
Health & Educational Facilities Authority,
New Hampshire Catholic Charities, 5.8%, 8/1/2022                                2,760,000           2,762,539
New Hampshire, Senior Care Revenue,
Health & Educational Facilities Authority,
Rivermead at Peterborough:
5.5%, 7/1/2013                                                                  2,055,000           2,047,027
5.625%, 7/1/2018                                                                1,615,000           1,557,005
New Hampshire, Senior Care Revenue,
Health & Educational Facilities Authority,
Riverwoods at Exeter:
Series A, 6.375%, 3/1/2013                                                        640,000             643,840
Series A, 6.5%, 3/1/2023                                                        1,000,000             987,310
                                                                                                  ------------
                                                                                                   10,174,041

New Jersey 2.7%
Middlesex County, NJ, Pollution Control Authority
Revenue, Pollution Control Amerada,
Refunding, 6.05%, 9/15/2034                                                     1,000,000           1,035,720
New Jersey, Economic Development Authority
Revenue, Inverse Floater, Series PA-1253,
5.0%, 9/1/2011 **(a)                                                            1,015,000           1,740,217
New Jersey, Economic Development Authority
Revenue, Continental Airlines, Inc. Project,
AMT, 6.25%, 9/15/2029                                                           7,000,000           5,126,450
New Jersey, Economic Development Authority
Revenue, Motor Vehicle Surplus:
Series A, 5.0%, 7/1/2022 (a)                                                    1,430,000           1,503,059
Series A, 5.0%, 7/1/2023 (a)                                                    1,770,000           1,848,889
New Jersey, Economic Development Authority,
Economic Development Revenue, United
Methodist Homes, Series A-2, 6.625%, 7/1/2033                                   2,500,000           2,593,200
New Jersey, Economic Development Authority,
United Methodist Homes, Prerefunded, 7.5%, 7/1/2025                             1,000,000           1,066,910
New Jersey, Industrial Development Revenue,
Economic Development Authority, Harrogate, Inc.,
Series A, 5.875%, 12/1/2026                                                     1,425,000           1,428,092
New Jersey, Tobacco Settlement Filing Corp.,
6.25%, 6/1/2043                                                                 7,500,000           6,429,825
                                                                                                  ------------
                                                                                                   22,772,362

New York 4.8%
Brookhaven, NY, Hospital & Healthcare Revenue,
Industrial Development Authority,  Memorial Hospital
Medical Center, Series A, 8.25%, 11/15/2030                                     1,000,000           1,047,370
Islip, NY, Higher Education Revenue, Community
Development Agency, Institute of Technology,
Prerefunded, 7.5%, 3/1/2026                                                     2,500,000           2,760,575
Long Island, NY, Power Authority, Electric
System Revenue, 1.33%, 5/1/2033 *(b)                                               50,000              50,000
New York, Senior Care Revenue, Dormitory
Authority, Inverse Floater, Series 310,
10.65%, 2/15/2010 **(a)                                                         1,890,000           2,595,632
New York, State Agency (GO) Lease,
Metropolitan Transportation Authority,
Series O, 5.75%, 7/1/2013                                                       2,750,000           3,148,805
New York, State GO, Tobacco Settlement
Financing Corp., Series A-1, 5.5%, 6/1/2019                                     2,750,000           3,020,957
New York, Transportation/ Tolls Revenue,
Inverse Floater, Securities Trust Certificates,
144A, 9.19%, 11/15/2016 (a)**                                                   5,000,000           6,267,050
New York, Transportation/Tolls Revenue,
Transportation Authority, Series A, 5.75%, 7/1/2018                             7,000,000           8,173,410
New York City, NY, Sales & Special Tax Revenue,
Transitional Finance Authority Revenue, NYC
Recovery, Series 1-C, 1.36%, 11/1/2022 *                                          700,000             700,000
New York City, NY, Transitional Finance
Authority, Series 3, 1.33%, 11/1/2022 * (a)                                       700,000             700,000
New York, NY, General Obligation:
Series A, Prerefunded, 7.0%, 8/1/2007                                             200,000             222,908
Series A, 7.0%, 8/1/2007                                                        4,800,000           5,283,024
New York, NY, Hospital & Healthcare Revenue,
Industrial Development Agency, 6.45%, 7/1/2032                                  1,490,000           1,409,108
New York, NY, Hospital & Healthcare Revenue,
Industrial Development Agency, British Airways
PLC Project, AMT, 7.625%, 12/1/2032                                             1,500,000           1,484,970
New York, NY, Transitional Finance Authority:
Series B, Prerefunded, 5.5%, 2/1/2016                                             420,000             483,218
Series B, Prerefunded, 5.5%, 2/1/2016                                           1,580,000           1,746,406
Orange County, NY, Senior Care Revenue,
Industrial Development Agency, The Glen
Arden Project, 5.7%, 1/1/2028                                                   1,250,000           1,021,325
                                                                                                  ------------
                                                                                                   40,114,758

North Carolina 0.6%
North Carolina, Electric Revenue,
Municipal Power Agency:
Series F, 5.5%, 1/1/2016                                                        1,000,000           1,079,240
Series F, 5.5%, 1/1/2017                                                        1,495,000           1,605,899
Series B, 6.375%, 1/1/2013                                                      2,075,000           2,349,211
                                                                                                  ------------
                                                                                                    5,034,350

North Dakota 0.5%
Grand Forks, ND, Hospital & Healthcare Revenue,
Altru Health Care System, 7.125%, 8/15/2024                                     3,750,000           4,081,950

Ohio 1.3%
Franklin County, OH, Hospital & Healthcare
Revenue, Health Care Facilities, Ohio
Presbyterian Retirement Service, Series A,
7.125%, 7/1/2029                                                                1,000,000           1,067,430
Ohio, Industrial Development Revenue, Building
Authority, Adult Correction Facilities,
Series A, 5.5%, 10/1/2013 (a)                                                   5,860,000           6,641,724
Ohio, Transportation/Tolls Revenue, Turnpike
Authority, Series B, 5.5%, 2/15/2013 (a)                                        3,000,000           3,444,120
                                                                                                  ------------
                                                                                                   11,153,274

Oklahoma 0.0%
Tulsa County, OK, Industrial Authority Revenue,
First Mortgage, Montercau, Series A,
1.35%, 7/1/2032 *(b)                                                              200,000             200,000

Pennsylvania 5.1%
Allegheny County, PA, Hospital & Healthcare
Revenue, Hospital Development Authority,
West Pennsylvania Allegheny Health Services:
9.25%, 11/15/2022                                                               2,000,000           2,277,320
Series B, 9.25%, 11/15/2030                                                     4,630,000           5,271,996
Blair County, PA, Industrial Development Revenue,
Industrial Development Authority, Village at
Penn State Project, Series A, 7.0%, 1/1/2034                                    1,000,000           1,019,120
Chester County, PA, Senior Care Revenue,
Health and Education Facilities Authority,
Jenners Pond, Inc. Project, 7.625%, 7/1/2034                                    1,750,000           1,773,117
Delaware County, PA, Industrial Development
Authority, Pollution Control Revenue,
BP Exploration & Oil, 1.35%, 10/1/2019 *                                          100,000             100,000
Delaware County, PA, Project Revenue,
Authority First Management, White Horse
Village Project, Series A, 7.625%, 7/1/2030                                     1,000,000           1,052,710
Delaware County, PA, Senior Care Revenue,
Authority First Management, White Horse
Village Project:
Series A, 6.7%, 7/1/2007                                                        1,000,000           1,035,680
Series A, 7.5%, 7/1/2018                                                        2,000,000           2,057,780
Delaware Valley, PA, County GO, Regional
Financial Authority, 5.75%, 7/1/2017                                            6,250,000           7,342,625
Montgomery County, PA, Senior Care Revenue,
Higher Education & Health Authority, Philadelphia
Geriatric Center, Series A, 7.25%, 12/1/2027                                    3,125,000           3,189,500
Montgomery County, PA, Senior Care Revenue,
Industrial Development Authority, Retirement-Life
Communities, 5.25%, 11/15/2028                                                  4,000,000           3,728,160
Pennsylvania, Hospital & Healthcare Revenue,
Economic Development Financing Authority,
UPMC Health System, Series A, 6.0%, 1/15/2031                                   5,095,000           5,378,282
Pennsylvania, Sales & Special Tax Revenue,
Economic Development Financing Authority,
Amtrak Project, AMT, Series A, 6.125%, 11/1/2021                                  700,000             715,589
Philadelphia, PA, Industrial Development Revenue,
Industrial Development Authority, Series A,
6.5%, 10/1/2027 *                                                               4,500,000           4,582,395
Westmoreland County, PA, Senior Care Revenue,
Industrial Development Authority, Health Care
Facilities-Redstone, Series B, 8.125%, 11/15/2030                               3,000,000           3,228,870
                                                                                                  ------------
                                                                                                   42,753,144

Rhode Island 0.2%
Rhode Island, Special Assessment Revenue,
Series A, 6.125%, 6/1/2032                                                      1,750,000           1,537,445

South Carolina 3.2%
Berkeley County, SC, County GO,
School District, 5.5%, 1/15/2017 (a)                                            8,970,000          10,098,785
Greenwood County, SC, Hospital & Healthcare Revenue,
South Carolina Memorial Hospital, 5.5%, 10/1/2031                               1,500,000           1,540,155
South Carolina, Hospital & Healthcare Revenue,
Jobs Economic Development Authority, Bon Secours
Health Systems, Inc., Series A, 5.625%, 11/15/2030                              5,000,000           5,062,100
South Carolina, Hospital & Healthcare Revenue,
Jobs Economic Development Authority,
Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030                                                        5,420,000           5,962,163
Series A, Prerefunded, 7.375%, 12/15/2021                                       3,500,000           4,358,270
                                                                                                  ------------
                                                                                                   27,021,473

Tennessee 2.0%
Clarksville, TN, Public Building Authority Revenue,
Pooled Funding, 1.37%, 7/1/2031 * (b)                                           1,700,000           1,700,000
Elizabethton, TN, Hospital & Healthcare Revenue,
Health and Educational Facilities Board, Series B,
8.0%, 7/1/2033                                                                  3,000,000           3,550,770
Johnson City, TN, Hospital & Healthcare Revenue,
Health & Educational Facilities Board Hospital,
Series A, 7.5%, 7/1/2033                                                        5,000,000           5,840,900
Shelby County, TN, Hospital & Healthcare Revenue,
Health Education & Housing Facilities Board,
6.5%, 9/1/2026                                                                  5,000,000           5,485,400
                                                                                                  ------------
                                                                                                   16,577,070

Texas 10.5%
Abilene, TX, Hospital & Healthcare Revenue,
Health Facilities, Sears Methodist Retirement
Facilities, Series A, 7.0%, 11/15/2033                                          3,000,000           3,211,950
Abilene, TX, Senior Care Revenue, Health
Facilities Development, Sears Methodist Retirement
Facilities, Series A, 5.9%, 11/15/2025                                          3,000,000           2,925,330
Austin, TX, Project Revenue, Bergstrom
Landhost Enterprises, Inc. Airport Hotel Project,
Series A, 6.75%, 4/1/2027                                                       4,990,000           2,468,104
Dallas, TX, Airport Revenue, International Airport,
Inverse Floater, Series 350, AMT, 9.375%, 5/1/2011 *(a)                         3,565,000           4,136,006
Fort Bend, TX, GO, Independent School
District, Series A, 5.25%, 8/15/2025                                            4,445,000           4,708,233
Harris County, TX, Health Facilities Development
Corp. Revenue, Methodist Hospital, 1.35%, 12/1/2032 *                             275,000             275,000
Harris County, TX, Health Facilities Development
Corp., Hospital Revenue, Memorial Herman
Healthcare Systems, Series A, 5.125%, 12/1/2023                                 1,175,000           1,182,356
Harris County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., Memorial
Hermann Healthcare, Series A, 6.375%, 6/1/2029                                  4,460,000           4,852,569
Hidalgo County, TX, Hospital & Healthcare
Revenue, Health Services Mission Hospital,
6.875%, 8/15/2026                                                               5,000,000           5,061,500
Hidalgo County, TX, Hospital & Healthcare
Revenue, Mission Hospital, Inc. Project,
6.75%, 8/15/2016                                                                3,500,000           3,597,650
Houston, TX, Transportation/Tolls Revenue,
Special Facilities, Continental Airlines, Inc.,
AMT, Series E, 6.75%, 7/1/2029                                                 12,100,000           9,296,914
Jefferson County, TX, County GO:
5.75%, 8/1/2015 (a)                                                             3,075,000           3,537,080
5.75%, 8/1/2017 (a)                                                             1,185,000           1,359,989
Lubbock, TX, Senior Care Revenue,
Health Facilities Development Corp., Carillon
Project, Series A, 6.5%, 7/1/2019                                               2,885,000           2,242,222
Magnolia, TX, School District GO,
Independent School District, 5.0%, 8/15/2017                                    2,400,000           2,565,144
Plano, TX, School District GO, Independent
School District, 5.375%, 2/15/2016                                              5,000,000           5,519,200
Richardson, TX, Hospital & Healthcare Revenue,
Hospital Authority, 5.625%, 12/1/2028                                           1,250,000           1,249,937
San Antonio, TX, Gas & Electric, 5.375%, 2/1/2020                               2,500,000           2,706,150
Tarrant County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., 6.7%, 11/15/2030                           2,500,000           2,720,475
Texas, Electric Revenue, Brazos River Authority,
Reliant Energy, Inc., Series A, 5.375%, 4/1/2019                                2,500,000           2,477,450
Texas, Industrial Development Revenue,
Waste Disposal Authority, AMT, AMT, Series A,
6.1%, 8/1/2024                                                                  5,000,000           5,219,850
Texas, Water & Sewer Revenue, Waste
Disposal Authority, AMT, 6.65%, 4/1/2032                                        2,000,000           2,132,060
Texas, Water Development Board Revenue,
State Revolving Fund, Refunding,
1.36%, 7/15/2022 *(b)                                                           1,350,000           1,350,000
Tom Green County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., Shannon
Health System Project, 6.75%, 5/15/2021                                         1,000,000           1,069,830
Travis County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., Ascension
Health, Series A, Prerefunded, 6.25%, 11/15/2015 (a)                           10,000,000          11,754,400
                                                                                                  ------------
                                                                                                   87,619,399

Utah 0.3%
Salt Lake City, UT, Hospital & Healthcare Revenue,
IHC Hospitals, Inc., 6.15%, 2/15/2012                                           2,000,000           2,330,140
Salt Lake County, UT, Pollution Control Revenue,
Service Station Holdings Project, 1.35%, 2/1/2008 *                               525,000             525,000
                                                                                                  ------------
                                                                                                    2,855,140

Vermont 0.1%
Vermont, Multi Family Housing Revenue,
Housing Finance Agency, Northgate Project, AMT,
8.25%, 6/15/2020 (d)                                                              890,000             892,857

Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue,
Economic Development Authority, Greenspring
Retirement Community, Series A, 7.25%, 10/1/2019                                3,000,000           3,155,370
Virginia, Senior Care Revenue, 7.375%, 12/1/2032                                3,500,000           3,667,790
                                                                                                  ------------
                                                                                                    6,823,160

Washington 5.6%
Port Seattle, WA, Airport Revenue, AMT,
Series B, 6.0%, 2/1/2014 (a)                                                    4,885,000           5,609,983
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016 (a)                     5,000,000           5,686,200
Washington, Electric Revenue, Energy
Northeast Electric, Series A, 5.75%, 7/1/2018 (a)                               3,500,000           3,990,525
Washington, Electric Revenue, Public Power
Supply System, Nuclear Project No. 2:
Series A, 6.3%, 7/1/2012                                                       10,000,000          11,952,500
Inverse Floater, 9.425%, 7/1/2012 **                                            3,000,000           3,790,230
Washington, Electric Revenue, Public Power
Supply System, Nuclear Project No. 3, Series B,
7.125%, 7/1/2016                                                                2,500,000           3,225,100
Washington, Electric Revenue, Rites,
Inverse Floater, 9.172%, 7/1/2015 **                                            6,250,000           7,501,250
Washington, Health Care Facilities Authority Revenue,
Providence Services, Series A, 1.35%, 12/1/2030 *(a)                            1,100,000           1,100,000
Whatcom County, WA, School District GO, Washington
School District No. 503, 5.5%, 12/1/2014 (a)                                    3,375,000           3,830,085
                                                                                                  ------------
                                                                                                   46,685,873

West Virginia 0.7%
West Virginia, Hospital & Healthcare Revenue,
Hospital Finance Authority, Charleston Medical
Center, 6.75%, 9/1/2030                                                           980,000           1,070,356
West Virginia, Hospital Finance Authority,
Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030                         4,020,000           4,886,913
                                                                                                  ------------
                                                                                                    5,957,269

Wisconsin 2.0%
Wisconsin, Hospital & Healthcare Revenue,
Health & Education Facilities Authority, Aurora
Health Care, Inc., 6.875%, 4/15/2030                                            5,000,000           5,433,350
Wisconsin, Senior Care Revenue, Health &
Educational Facilities Authority, National
Regency of New Berlin Project, 8.0%, 8/15/2025                                  1,420,000           1,465,696
Wisconsin, State GO, Series 1, 5.5%, 5/1/2014 (a) (c)                           8,410,000           9,676,125
                                                                                                  ------------
                                                                                                   16,575,171


                                                                                                  ------------

Total Investment Portfolio  (Cost $778,191,137)                                                   836,492,612
                                                                                                  ============

*    Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rate as of
August 31, 2004.


**   Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates.  Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity.
Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security.  Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for the more traditional municipal securities.  These securities, amounting to $49,200,351 aggregating 6.0% of net assets, are shown at their current rate as of
August 31, 2004.

(a)  Bond is insured by one of these companies:
                                                                                            As a % of Total
Insurance Coverage                                                                        Investment Portfolio
--------------------------------------------------------------------------------------------------------------
AMBAC                      AMBAC Insurance Corp.                                            1.8
--------------------------------------------------------------------------------------------------------------
FGIC                       Financial Guaranty Insurance Company                             2.1
--------------------------------------------------------------------------------------------------------------
FSA                        Financial Security Assurance                                     6.1
--------------------------------------------------------------------------------------------------------------
MBIA                       Municipal Bond Investors Assurance                               6.3
--------------------------------------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

(c) At August 31, 2004 these securities have been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange
Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such a security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.


Schedule of Restricted Securities
--------------------------------------------------------------------------------------------------------------
                                                                                          As a %
                                          Acquisition    Acquisition                      of Net
Securities                                      Dates       Cost ($)          Value ($)   Assets
--------------------------------------------------------------------------------------------------------------
Massachusetts, Resource
Recovery Revenue, Industrial
Finance Agency, Solid Waste
Disposal, Peabody Monofill
Association, Inc.                         12/30/1994       960,000                685,916   0.09%
--------------------------------------------------------------------------------------------------------------
Vermont Multi-Family Housing
Revenue, Housing Finance
Agency, Northgate Project                 12/12/1989       922,153                892,857   0.11%
--------------------------------------------------------------------------------------------------------------


AMT:  Subject to alternative minimum tax.


ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.



Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.



144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Yield Tax Free Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Yield Tax Free Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004